Investment Securities	12 Months Ended
Dec. 31, 2014
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Investment Securities

NOTE 5

Investment Securities

Investment securities include debt and equity securities that the Company classifies as available-for-sale. The Company’s investment securities, principally debt securities, are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in AOCI, net of income taxes. Realized gains and losses are recognized in results of operations upon disposition of the securities using the specific identification method on a trade date basis. Refer to Note 15 for a description of the Company’s methodology for determining the fair value of investment securities.

The following is a summary of investment securities as of December 31:

	2014				2013				2012
		Gross	Gross	Estimated		Gross	Gross	Estimated	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair	Fair
Description of Securities (Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value	Value
State and municipal obligations	$3,366	$129	$(2)	$3,493	$4,060	$54	$(79)	$4,035	$4,474
U.S. Government agency obligations	3	―	―	3	3	―	―	3	3
U.S. Government treasury obligations	346	4	―	350	318	3	(1)	320	338
Corporate debt securities	37	3	―	40	43	3	―	46	79
Mortgage-backed securities (a)	128	8	―	136	160	5	(1)	164	224
Equity securities (b)	―	1	―	1	29	95	―	124	296
Foreign government bonds and obligations	350	9	―	359	272	5	(1)	276	149
Other (c)	50	―	(1)	49	50	―	(2)	48	51
Total	$4,280	$154	$(3)	$4,431	$4,935	$165	$(84)	$5,016	$5,614

  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company’s investment in the Industrial and Commercial Bank of China (ICBC) as of December 31, 2013 and 2012.
  Other comprises investments in various mutual funds.

The following table provides information about the Company’s investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2014					2013
	Less than 12 months			12 months or more		Less than 12 months		12 months or more
			Gross		Gross		Gross		Gross
	Estimated		Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities (Millions)	Fair Value		Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$	―	$ ―	$72	$(2)	$1,320	$(63)	$106	$(16)
Foreign government bonds and obligations		―	―	―	―	208	(1)	―	―
U.S. Government treasury obligations		―	―	―	―	166	(1)	―	―
Mortgage-backed securities		―	―	―	―	35	(1)	―	―
Other		―	―	33	(1)	30	(1)	17	(1)
Total	$	―	$ ―	$105	$(3)	$1,759	$(67)	$123	$(17)

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

	Less than 12 months				12 months or more			Total
				Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated		Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost (Dollars in millions)	Securities	Fair Value		Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2014:
90%–100%	―	$	―	$ ―	15	$105	$(3)	15	$105	$(3)
Total as of December 31, 2014	―	$	―	$ ―	15	$105	$(3)	15	$105	$(3)
2013:
90%–100%	228		$1,665	$(53)	6	$24	$(2)	234	$1,689	$(55)
Less than 90%	13		94	(14)	5	99	(15)	18	193	(29)
Total as of December 31, 2013	241		$1,759	$(67)	11	$123	$(17)	252	$1,882	$(84)

The gross unrealized losses are attributed to overall wider credit spreads for state and municipal securities, wider credit spreads for specific issuers, adverse changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairment during the periods presented.

Supplemental Information

Contractual maturities and weighted average yields for investment securities, excluding equity securities and other securities, as of December 31, 2014 were as follows:

		Due after 1	Due after 5
	Due within	year but	years but	Due after
(Millions)	1 year	within 5 years	within 10 years	10 years	Total
State and municipal obligations(a)	$182	$74	$233	$3,004	$3,493
U.S. Government agency obligations	―	―	―	3	3
U.S. Government treasury obligations	66	264	8	12	350
Corporate debt securities	6	34	―	―	40
Mortgage-backed securities(a)	―	2	―	134	136
Foreign government bonds and obligations	307	7	―	45	359
Total Estimated Fair Value	$561	$381	$241	$3,198	4,381

Total Cost	$560	$374	$225	$3,071	4,230

Weighted average yields(b)(c)	2.50%	2.07%	6.71%	6.81%

  The expected payments on state and municipal obligations and mortgage-backed securities may not coincide with their contractual maturities because the issuers have the right to call or prepay certain obligations.
  Average yields for investment securities have been calculated using the effective yield on the date of purchase.
  Yields on tax-exempt investment securities have been computed on a tax-equivalent basis using the U.S. federal statutory tax rate of 35 percent.